Expected Non-cancellable Undiscounted Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 98,570	$ 70,748
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	23,909	17,540
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	50,232	42,460
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 24,429	$ 10,748